NOTE 9 - SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]	NOTE 9 – SUBSEQUENT EVENTS Share issuance From July 1, 2014 through August 13, 2014, the Company has issued 6,539,233 shares for cash of $326,962.